Acquisitions and Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisitions and Divestutures [Line Items]
Acquisitions	$ 184	$ 379	$ 515
Divestitures	(705)	(4,043)	(2,080)
Net Acquistions and Divestitures	(521)	(3,664)	(1,565)
Canadian Division [Member]
Acquisitions and Divestutures [Line Items]
Acquisitions	28	139	410
Divestitures	(685)	(3,770)	(350)
USA Division [Member]
Acquisitions and Divestutures [Line Items]
Acquisitions	156	240	105
Divestitures	(18)	(271)	(1,730)
Corporate & Other [Member]
Acquisitions and Divestutures [Line Items]
Divestitures	$ (2)	$ (2)